CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC. (Statement of Income) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (2,441,561)	$ (3,203,207)	$ (2,996,579)
Net income	$ 3,629,631	$ 3,474,017	4,505,510
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses			(180,170)
Equity income of subsidiaries	$ 3,121,387	$ 3,474,017	4,668,927
Net income	$ 3,121,387	$ 3,474,017	$ 4,488,757